Restructuring	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring
Restructuring

During 2015 and 2014, we continued to evaluate our cost structure and further identified cost savings associated with streamlining our management structure and additionally, in 2014, our decision to exit non-strategic businesses. Our 2015 and 2014 restructuring plans consisted of a company-wide workforce reduction of approximately 260 and 590 positions, respectively, and are further detailed below. The charges for each restructuring plan are classified as selling and general expenses within the consolidated statements of income and the reserves are included in other current liabilities in the consolidated balance sheets.

In certain circumstances, reserves are no longer needed because of efficiencies in carrying out the plans or because employees previously identified for separation resigned from the Company and did not receive severance or were reassigned due to circumstances not foreseen when the original plans were initiated. In these cases, we reverse reserves through the consolidated statements of income during the period when it is determined they are no longer needed.

As part of the sale of McGraw Hill Construction, which has historically been part of our C&C segment, to Symphony Technology Group, described further in Note 2 — Acquisitions and Divestitures, we have retained McGraw Hill Construction's restructuring liabilities. Therefore, the remaining reserves described below for the 2014 restructuring plan include McGraw Hill Construction's restructuring liability; however, the initial charge associated with the reserve has been bifurcated between continuing and discontinued operations.

The initial restructuring charge recorded and the ending reserve balance as of June 30, 2015 by segment is as follows:

	2015 Restructuring Plan		2014 Restructuring Plan
(in millions)	Initial Charge Recorded	Ending Reserve Balance	Initial Charge Recorded	Ending Reserve Balance
S&P Ratings	$11	$11	$45	$21
S&P Capital IQ	13	12	9	3
C&C [1]	3	2	16	6
Corporate	3	3	16	11
Total	$30	$28	$86	$41

[1]	The 2014 restructuring plan included an initial charge of $3 million and an ending reserve balance of $1 million for McGraw Hill Construction.

We recorded a pre-tax restructuring charge of $30 million for the 2015 restructuring plan during the six months ended June 30, 2015 and have reduced the reserve for the 2015 restructuring plan by $2 million.

The ending reserve balance for the 2014 restructuring plan was $78 million as of December 31, 2014. For the six months ended June 30, 2015, we have reduced the reserve for the 2014 restructuring plan by $37 million.

Restructuring

During 2014 and 2013, we continued to evaluate our cost structure and further identified cost savings associated with streamlining our management structure and our decision to exit non-strategic businesses. Our 2014 and 2013 restructuring plans consisted of a company-wide workforce reduction of approximately 590 positions and 520 positions, respectively, and are further detailed below. The charges for each restructuring plan are classified as selling and general expenses within the consolidated statements of income and the reserves are included in other current liabilities in the consolidated balance sheets.

In certain circumstances, reserves are no longer needed because of efficiencies in carrying out the plans or because employees previously identified for separation resigned from the Company and did not receive severance or were reassigned due to circumstances not foreseen when the original plans were initiated. In these cases, we reverse reserves through the consolidated statements of income during the period when it is determined they are no longer needed. There was approximately $7 million of reserves from the 2012 restructuring plan that we have reversed in 2013, which offset the initial charge of $49 million recorded for the 2013 restructuring plan.

As part of the sale of McGraw Hill Construction, which has historically been part of our C&C segment, to Symphony Technology Group, described further in Note 2 — Acquisitions and Divestitures, we have retained McGraw Hill Construction's restructuring liabilities. Therefore, the remaining reserves described below include McGraw Hill Construction's restructuring liability; however, the initial charge associated with the reserve has been bifurcated between continuing and discontinued operations.

The initial restructuring charge recorded and the ending reserve balance as of December 31, 2014 by segment is as follows:

	2014 Restructuring Plan		2013 Restructuring Plan
(in millions)	Initial Charge Recorded	Ending Reserve Balance	Initial Charge Recorded	Ending Reserve Balance
S&P Ratings	$45	$42	$13	2
S&P Capital IQ	9	7	10	1
C&C [1]	16	14	10	2
Corporate	16	15	16	2
Total	$86	$78	$49	$7

[1]
The 2014 restructuring plan includes an initial charge of $3 million and an ending reserve balance of $1 million for McGraw Hill Construction. The 2013 restructuring plan includes an initial charge of $1 million and an ending reserve balance of less than $1 million for McGraw Hill Construction.

For the year ended December 31, 2014, we have reduced the reserve for the 2014 restructuring plan by $9 million and for the years ended December 31, 2014 and 2013, we have reduced the reserve for the 2013 restructuring plan by $32 million and $10 million, respectively. The reductions primarily related to cash payments for employee severance costs.